Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund) Schedule of Investments -March 31, 2002
(Unaudited)

                                                                               Principal
                                                                                 Amount                     Value
Commercial Paper - 49.0%
Exxon Project, 1.72%, 04/03/02                                                 2,000,000               $          1,999,809
GE Capital Corp, 1.76%, 04/02/02                                               1,900,000                          1,899,907
Nestle Capital Corp., 1.78%, 04/18/02                                          2,000,000                          1,998,319
Pfizer, Inc., Inc., 1.76%, 04/05/02                                            2,000,000                          1,999,609
Phillip Morris, Co., 1.80%, 05/01/02                                           2,000,000                          1,997,000
Procter & Gamble Co., 1.76%, 06/03/02                                          1,900,000                          1,894,148
United Parcel Service, Inc., 1.73%, 04/11/02                                   2,000,000                          1,999,039
Verizon Network, 1.72%, 04/30/02                                               1,900,000                          1,897,291
Wells Fargo, Co., 1.74%, 04/29/02                                              1,900,000                          1,897,428
7-Eleven, Inc., 1.79%, 05/30/02                                                2,000,000                          1,994,133

                                                                                                      ------------------
                                                                                                      ------------------
    Total Commercial Paper (Cost $19,576,683)                                                                   19,576,683
                                                                                                      ------------------
                                                                                                      ------------------

U.S.  Government Agency - 30.0%
Federal Home Loan Bank, 2.00%, 02/28/03                                        5,000,000                      5,000,000
Federal Home Loan Bank, 2.48%, 03/25/03                                        2,000,000                      2,000,000
Federal Home Loan Bank Discount Note, 1.64%, 04/17/02                          5,000,000                      4,996,413

                                                                                                      ------------------
                                                                                                      ------------------
     Total U.S. Government Securities (Cost $11,996,413)                                                      6,996,413
                                                                                                      ------------------
                                                                                                      ------------------

Money Market - 1.3%
Huntington Money Fund -  Investment A, 1.64% (Cost $528,528,861)                                                528,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                      ------------------

Repurchase Agreement - 18.5%
Huntington Bank
 (Collateralized by FNMA Adjustable Rate 5.75%, Market Value $7,666,637)                                      7,400,000

                                                                                                      ------------------
                                                                                                      ------------------
      Total Repurchase Agreement (Cost $7,400,000)                                                                7,400,000
                                                                                                      ------------------
                                                                                                      ------------------

TOTAL INVESTMENTS - 98.8% (Cost $39,501,957)                                                                 34,501,957
                                                                                                      ------------------
                                                                                                      ------------------
Other Assets net of Liabilities - 1.2%                                                                          478,314
                                                                                                      ------------------
                                                                                                      ------------------
TOTAL NET ASSETS - 100.0%                                                                                  $ 34,980,271

Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Statement of Assets & Liabilities
March 31, 2002 - (Unaudited)

Assets
Investment in securities (cost $39,501,957)                                                    $ 39,501,957
Cash                                                                                                541,897
Receivable for fund shares sold                                                                     170,288
Accrued interest                                                                                     11,895
                                                                                      ----------------------
                                                                                      ----------------------
   Total assets                                                                                  40,226,037
                                                                                      ----------------------

Liabilities
Payable for fund shares purchased                                                                   205,968
Accrued shareholder servicing fee                                                                     5,143
Accrued 12b-1 fee                                                                                     3,429
Accrued investment advisory fee                                                                      31,226
                                                                                      ----------------------
   Total liabilities                                                                                245,766
                                                                                      ----------------------

Net Assets                                                                                     $ 39,980,271
                                                                                      ======================

Net Assets consist of:
Paid in capital                                                                                  39,980,271
                                                                                      ----------------------
Net Assets for shares of 39,980,271                                                            $ 39,980,271
                                                                                      ======================

Net Asset Value and
  redemption price per share ($39,980,271 / 39,980,271)                                              $ 1.00
                                                                                      ======================

Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Statement of Operations for the six months ended March 31, 2002 - (Unaudited)

Investment Income
Interest income                                                                                 $ 522,182
                                                                                           ---------------
Total Income                                                                                      522,182

Expenses
Investment advisory fee                                                                         $ 177,441
Shareholder servicing fee                                                                          29,539
12b-1 fee                                                                                          19,716
                                                                                           ---------------
Total operating expenses                                                                          226,696
                                                                                           ---------------
Net Investment Income (Loss)                                                                      295,486
                                                                                           ---------------

Net increase (decrease) in net assets resulting from operations                                 $ 295,486
                                                                                           ===============

Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Statement of Changes in Net Assets                                              For the                     For the
                                                                           six months ended               year ended
                                                                            March 31, 2002              Sept. 30, 2001
                                                                              (Unaudited)
                                                                        -----------------------     -----------------------

Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                      $ 295,486                 $ 1,667,397
                                                                        -----------------------     -----------------------
   Net increase (decrease) in net assets resulting from operations                     295,486                   1,667,397
                                                                        -----------------------     -----------------------
Distributions to shareholders
   From net investment income                                                         (295,486)                 (1,665,236)
                                                                        -----------------------     -----------------------
   Total distributions                                                                (295,486)                 (1,665,236)
                                                                        -----------------------     -----------------------
Share Transactions
   Net proceeds from sale of shares                                                 38,490,122                  97,661,896
   Shares issued in reinvestment of distributions                                      304,988                   1,650,894
   Shares redeemed                                                                 (36,509,852)               (105,335,171)
                                                                        -----------------------     -----------------------

Net increase (decrease) in net assets resulting
   from share transactions                                                           2,285,258                  (6,022,381)
                                                                        -----------------------     -----------------------
Total increase (decrease) in net assets                                              2,285,258                  (6,020,220)
                                                                        -----------------------     -----------------------

Net Assets
   Beginning of period                                                              37,695,013                  43,715,233
                                                                        -----------------------     -----------------------
   End of period                                                                  $ 39,980,271                $ 37,695,013
                                                                        =======================     =======================

Capital Share Transactions
         Shares sold                                                                38,490,122                  97,661,896
         Shares issued in reinvestment of distributions                                304,988                   1,650,894
         Shares redeemed                                                           (36,509,852)               (105,335,171)
                                                                        -----------------------     -----------------------

Net increase (decrease) from capital transations                                     2,285,258                  (6,022,381)
                                                                        =======================     =======================

Liquid Green Money Market Fund (Formerly, The Unified Taxable Money Market Fund)
Financial Highlights
                                                For the
                                            six months ended   For the         For the         For the    For the         For the
                                            March 31, 2002   year ended      year ended     year ended  year ended     year ended
                                              (Unaudited)  Sept 30, 2001    Sept 30, 2000 Sept 30, 1999ept 30, 1998  Sept 30, 1997
                                      -----------------    -------------   ----------------------------   -------------------------

Selected Per Share Data
Net asset value, beginning of period            $ 1.00            $ 1.00         $ 1.00          $ 1.00         $ 1.00       $ 1.00
                                      -----------------    --------------   ------------   -------------   ------------   ----------
Income from investment operations
   Net investment income (loss)                   0.01              0.04           0.04            0.04           0.04         0.03
                                      -----------------    --------------   ------------   -------------   ------------   ----------
Total from investment operations                  0.01              0.04           0.04            0.04           0.04         0.03
                                       ----------------    --------------   ------------   -------------   ------------   ----------
Less distributions
  From net investment income (loss)              (0.01)            (0.04)         (0.04)          (0.04)         (0.04)       (0.03)
                                      -----------------    --------------   ------------   -------------   ------------   ----------
Total distributions                              (0.01)            (0.04)         (0.04)          (0.04)         (0.04)       (0.03)

Net asset value, end of period                  $ 1.00            $ 1.00         $ 1.00          $ 1.00         $ 1.00        $ 1.00
                                      =================    ==============   ============   =============   ============   ==========


Ratios and Supplemental Data
Net assets, end of period (000)               $ 39,980          $ 37,695       $ 43,715        $ 52,413       $ 65,575     $ 50,620

Ratio of expenses to average net assets          1.15% (a)         1.15%          1.15%           1.15%          1.30%        1.44%
Ratio of expenses (after reimbursement)
   to average net assets                           N/A               N/A            N/A             N/A          1.10%        1.12%
Ratio of net investment income (loss) to
   average net assets                            1.50% (a)         4.10%          4.43%           3.81%          4.12%        3.86%
Ratio of net investment income (loss) to
    (after reimbursement) to average
      net assets                                   N/A               N/A            N/A             N/A          4.33%        4.19%

(a) Annualized.


 Liquid Green Money Market Fund
                (Formerly, The Unified Taxable Money Market Fund)
                          Notes to Financial Statements
                                 March 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

              The Liquid Green Money Market Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on September 20, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. On September 28, 2001, the Fund acquired the assets and assumed the liabilities of the Taxable Money Market Fund (the "Predecessor Fund"), a series of The Unified Funds. The Predecessor Fund commenced operations on June 2, 1995. The investment objective of the Fund is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The investment adviser to the Fund is Unified Investment Advisers, Inc. (the "Adviser").

              The financial statements for the year ended September 30, 2001, represent activities for the year of the Predecessor Fund and the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

                The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         Securities Valuations - The Fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in a constant net asset value ("NAV") of $1.00 per share. Although every effort is made to maintain the NAV at $1.00 per share, there is no assurance that the $1.00 NAV will be maintained at all times.

         Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Dividends and Distributions - The Fund intends to pay dividends on a daily basis. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs from the Fund, such gains will not be distributed. Dividend distributions are recorded on the ex-dividend date.

          Repurchase Agreement - Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counter party and takes possession of a government debt obligation as collateral. The Fund also agrees with the counter party to allow the counter party to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the event of default by the counter party, a Fund has the right to use the collateral to offset any losses incurred.

         Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                         Liquid Green Money Market Fund
                (Formerly, The Unified Taxable Money Market Fund)
                          Notes to Financial Statements
                                 March 31, 2002
                             (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

               The Adviser is Unified Investment Advisers, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204. Under the terms of the management agreement, the Adviser manages the Fund's investments subject to the approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. In addition, the Fund pays distribution-related expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (including, without limitation, expenses related to the distribution of the Fund's shares under its Distribution Plan and expenses incurred under the Shareholder Services Plan). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is authorized to pay the Adviser a fee based on the average value of its daily net assets at the annual rate of 0.90%. For the six months period ended March 31, 2002, the Adviser earned a fee of $177,441.

         The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified is an affiliate of the Adviser.

         The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc. Unified Financial Securities, Inc. is an affiliate of the Adviser.

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). Under the terms of the Distribution Plan, the Fund pays Unified Financial Securities, Inc. a monthly fee of up to 0.10% of the Fund's average daily net assets. For the six months period ended March 31, 2002, Unified Financial Securities, Inc. earned a fee of $19,716.

         The Trust has adopted a Shareholder Services Plan in which financial institutions may enter into a shareholder services agreement with the Trust to provide administrative support services to the Fund. In return for such services, the Fund will pay each financial institution a monthly fee computed at the annual rate not to exceed 0.15% of the average aggregate net asset value of the Fund shares held by the financial institution during the month.

NOTE 4. INVESTMENTS

          For the six months ended March 31, 2002, the aggregate cost of securities for federal income tax purposes at March 31, 2002 was $39,501,957.

NOTE 5. ESTIMATES

         Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Iron Market Opportunity Fund
Schedule of Investments
March 31, 2002 (Unaudited)

                                                                      Principal                   Value
Asset Backed - 3.5%
CSFB 02 05 A10
TOTAL ASSET BACKED (Cost $933,775)                                        933,772                 $ 919,367
                                                                                              --------------

Convertible Corporate Bonds - 1.7%
Advanced Micro Systems, Inc., 4.75%, 02/01/22                             250,000                   230,000
Starwood Hotels, 0%, 05/25/21                                             250,000                   205,000
                                                                                              --------------
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $449,372)                                                   435,000
                                                                                              --------------

Corporate Bonds - 1.4%
DVI, Inc., 9.875%, 02/01/04                                               374,000                   370,260
                                                                                              --------------
TOTAL CORPORATE BONDS (Cost $371,011)


                                                                       Shares                     Value
Mutual Funds - 92.8%
Columbia High Yield Fund                                                  233,793                 2,050,361
Deutsche High Yield Fund                                                      823                     5,925
Federated High Yield Trust Fund                                           473,840                 2,800,394
Legg Mason High Yield Portfolio Fund                                       10,989                    99,890
Lipper High Income Fund                                                   355,452                 3,227,506
Nicholas Applegate High Yield Bond Fund                                   131,801                 1,302,198
One Group High Yield Fund                                                 890,070                 6,889,139
Pimco High Yield Fund                                                     656,647                 6,034,582
Rydex Juno Fund                                                           113,507                   998,865
Stein Roe High Yield Fund                                                  70,254                   508,640
TIAA-Cref High Yield Fund                                                  11,013                    99,119
Value Line Agg. Fund                                                        3,609                    17,071
                                                                                              --------------
TOTAL MUTUAL FUNDS (Cost $24,031,068)                                                            24,033,690

Money Market - 0.2%
Huntington Money Market Invest A, 0.75%                                    43,410                    43,410
One Group Institutional Money Market, 0.00%                                   156                       156
                                                                                              --------------
TOTAL MONEY MARKET (Cost $43,566)                                                                    43,566

TOTAL INVESTMENTS (Cost $25,828,792) - 99.6%                                                     25,801,883
                                                                                              --------------
Other assets less liabilities - 0.4%                                                                 97,062
                                                                                              --------------
TOTAL NET ASSETS - 100.0%                                                                        25,898,945
                                                                                              ==============

(a)  Non-income producing.
(a)  Variable rate security; the coupon rate shown represents that rate at March 30, 2002.

Common Stocks Sold Short                                            Shares                    Value
Advanced Micro Devices, Inc. (a)                                            7,000                   102,970


Iron Market Opportunity Fund
Statement of Assets and Liabilities
March 31, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $25,828,792)                                                 25,801,883
Interest receivable                                                                                        17,223
Dividends receivable                                                                                      135,230
Receivable for investments sold                                                                           113,229
                                                                                                    --------------
     Total assets                                                                                      26,067,565

Liabilities
Stocks sold short, at value (cost $113,229)                                                               102,970
Accrued advisory fees                                                                                      14,864
Payable for investments purchased                                                                          50,786
                                                                                                    --------------
     Total liabilities                                                                                    168,620

Net Assets                                                                                             25,898,945
                                                                                                    ==============

Net Assets consist of:
Paid in capital                                                                                        25,818,354
Accumulated net investment income (loss)                                                                  209,546
Accumulated net realized gain (loss) on investments                                                      (112,311)
Net unrealized appreciation (depreciation) on investments                                                 (16,644)
                                                                                                    --------------

Net Assets                                                                                             25,898,945
                                                                                                    ==============

Net Asset Value

Net Assets Value,
Offering price and redemption price per share ($25,898,945 / 2,574,062)                                   $ 10.06
                                                                                                    ==============

Iron Market Opportunity Fund
Statement of Operations
Period ended March 31, 2002 (Unaudited) (a)



Investment Income
Dividend income                                                                                        $ 394,746
Interest income                                                                                           69,869
                                                                                                    -------------
  Total Income                                                                                           464,615
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                    81,504
Administration expenses                                                                                    1,700
Auditing expenses                                                                                            490
Custodian expenses                                                                                            71
Fund accounting expenses                                                                                     900
Legal expenses                                                                                             5,698
Trustee expenses                                                                                             500
Postage expenses                                                                                              15
Registration expenses                                                                                        746
Transfer agent expenses                                                                                    1,873
Miscellaneous expenses                                                                                       256
Other expenses                                                                                            20,376
                                                                                                    -------------
  Total Expenses                                                                                         114,129
                                                                                                    -------------
Net Investment Income (Loss)                                                                             350,486


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                       (112,311)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              (16,644)
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                        (128,955)
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ 221,531
                                                                                                    =============

(a)  For the period October 11, 2001 (commencement of operations) to March 31, 2002.


Iron Market Opportunity Fund
Statement of Changes

                                                                                         Period ended
                                                                                         Mar. 31, 2002
Increase (Decrease) in Net Assets                                                       (Unaudited) (a)
                                                                                        ----------------
Operations
  Net investment income (loss)                                                                $ 350,486
  Net realized gain (loss) on investment securities                                            (112,311)
  Change in net unrealized appreciation (depreciation)                                          (16,644)
                                                                                        ----------------
  Net increase (decrease) in net assets resulting from operations                               221,531
                                                                                        ----------------
Distributions
  From net investment income                                                                   (140,940)
  From net realized gain                                                                              -
                                                                                        ----------------
  Total distributions                                                                          (140,940)
                                                                                        ----------------
Capital Share Transactions
  Proceeds from shares sold                                                                  27,001,359
  Reinvestment of distributions                                                                 140,940
  Amount paid for shares repurchased                                                         (1,323,945)
                                                                                        ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                 25,818,354
                                                                                        ----------------
Total Increase (Decrease) in Net Assets                                                      25,898,945
                                                                                        ----------------

Net Assets
  Beginning of period                                                                                 -
                                                                                        ----------------
  End of period [including accumulated net
    investment income (loss) of  $209,546]                                                 $ 25,898,945
                                                                                        ================

Capital Share Transactions
  Shares sold                                                                                 2,691,763
  Shares issued in reinvestment of distributions                                                 14,066
  Shares repurchased                                                                           (131,767)
                                                                                        ----------------

  Net increase (decrease) from capital transactions                                           2,574,062
                                                                                        ================

(a)  For the period October 11, 2001 (commencement of operations) to March 31, 2002.

Iron Market Opportunity Fund
Financial Highlights
                                                                             Period ended
                                                                            Mar. 31, 2002   (c)
                                                                             (Unaudited)
                                                                           -----------------

Selected Per Share Data
Net asset value, beginning of period                                                $ 10.00
                                                                           -----------------
Income from investment operations
  Net investment income (loss)                                                         0.21
  Net realized and unrealized gain (loss)                                              0.01
                                                                           -----------------
Total from investment operations                                                       0.22
                                                                           -----------------
Less Distributions to shareholders:
  From net investment income                                                          (0.16)
  From net realized gain                                                               0.00
                                                                           -----------------
Total distributions                                                                   (0.16)
                                                                           -----------------

Net asset value, end of period                                                      $ 10.06
                                                                           =================

Total Return                                                                          2.22% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 25,916
Ratio of expenses to average net assets                                               1.39% (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                      1.39% (a)
Ratio of net investment income to
   average net assets                                                                 4.26% (a)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                   4.26% (a)
Portfolio turnover rate                                                             253.46%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period October 11, 2001 (Commencement of Operations) to March 30, 2002.


                          Iron Market Opportunity Fund
                          Notes to Financial Statements
                                 March 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Iron Financial Management, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          Iron Market Opportunity Fund
                          Notes to Financial Statements
                                 March 31, 2002
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund's investment adviser is Iron Financial Management, Inc., One Northfield Plaza, Suite 111, Northfield, IL 60093. Aaron Izenstark and Howard Nixon may each be deemed to control the Adviser as a result of their respective ownership of shares of the Adviser.

      As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the fiscal year ended March 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the six months ended March 31, 2002, purchases and sales of investment securities, other than short term investments, aggregated $45,952,565 and $20,169,708, respectively. The unrealized appreciation for all securities totaled $39,968 and the unrealized depreciation for all securities totaled $56,619 for a net unrealized depreciation of $16,644. The aggregate cost of securities for federal income tax purposes at March 31, 2002 was $25,828,792.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.